Deposits - Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Time Deposits, $250,000 or more	$ 43,300	$ 49,700
Time Deposits, Fiscal Year Maturity [Abstract]
2017	717,879
2018	131,236
2019	153,257
2020	63,758
2021	51,245
After 5 years	495
Total	$ 1,117,870